Land Use Right (Details) (Land Use Right, CNY)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Land Use Right
Cost	27,779,000	27,779,000
Incentive payment from local government	(15,000,000)	(15,000,000)
Accumulated amortization	(1,508,000)	(1,250,000)
Total	11,271,000	11,529,000
Total amortization expense	258,000	258,000	258,000
Estimated amortization expense for five succeeding fiscal years
Year one	258,000
Year two	258,000
Year three	258,000
Year four	258,000
Year five	258,000
Hangzhou
Land Use Right
Amortization period	50 years